Investments in Equity Accounted Investees - Reconciliation from Financial Information of Significant Associate to its Carrying Value in Consolidated Financial Statements (Detail) - KRW (₩)
₩ in Millions
	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of associates [Line Items]
Impairment loss	₩ 805	₩ (3,379)
Book value	114,551	109,611	₩ 113,989
Paju Electric Glass Co., Ltd. [member]
Disclosure of associates [Line Items]
Net asset	₩ 119,656	₩ 129,798
Ownership interest	40.00%	40.00%
Net asset (applying ownership interest)	₩ 47,862	₩ 51,919
Goodwill	0	0
Intra-group transaction	(600)	(789)
Impairment loss	433	(433)
Book value	₩ 47,262	₩ 50,697	₩ 47,823